Issued Capital and Reserves - Number of shares issued and outstanding (Details) € in Thousands, $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2024 EUR (€) shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Sep. 30, 2024 EUR (€) shares
Issued Capital and Reserves
Common shares issued and outstanding beginning	224,314,013	224,314,013	224,305,680	223,988,675	223,988,675
Share issuances for option exercises and RSU releases	24,244	24,244	8,333	317,005
Common shares issued and outstanding ending	224,338,257	224,338,257	224,314,013	224,305,680	224,338,257
Current and deferred tax	€ 9,201	$ 9,201			€ 10,099